UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 111.1%
DIVERSIFIED 9.5%
American Assets Trust(a),(b)	387,981	$13,090,479
American Realty Capital Properties(a),(b)	1,601,193	22,448,726
BGP Holdings PLC (Australia) (EUR)(c),(d),(e)	3,927,678	0
Cousins Properties(a)	1,547,066	17,744,847
Forest City Enterprises, Class A(a),(b),(e)	551,097	10,525,953
Vornado Realty Trust(a),(b)	583,119	57,472,208
		121,282,213
HEALTH CARE 11.3%
Aviv REIT(a)	534,188	13,060,897
HCP(a),(b)	1,621,874	62,912,493
Omega Healthcare Investors	544,290	18,244,601
Ventas(a),(b)	818,120	49,553,528
		143,771,519
HOTEL 6.9%
Hersha Hospitality Trust(a)	2,522,533	14,706,367
Host Hotels & Resorts(a),(b)	1,303,783	26,388,568
Orient-Express Hotels Ltd., Class A (Bermuda)(e)	465,018	6,700,909
Strategic Hotels & Resorts(a),(e)	2,012,114	20,503,442
Sunstone Hotel Investors	1,425,838	19,576,756
		87,876,042
INDUSTRIALS 8.4%
First Industrial Realty Trust(a)	392,600	7,585,032
Gramercy Property Trust(f)	1,589,355	8,201,072
Prologis(a),(b)	2,002,268	81,752,602
STAG Industrial	379,050	9,135,105
		106,673,811
OFFICE 19.3%
Boston Properties(a),(b)	534,744	61,244,230
Corporate Office Properties Trust(a)	695,028	18,515,546
Douglas Emmett(a)	828,297	22,479,981
Empire State Realty Trust, Class A(a)	890,474	13,455,062
Hudson Pacific Properties(a)	700,782	16,167,041
Kilroy Realty Corp.	394,806	23,127,736
Parkway Properties	1,363,445	24,882,871
PS Business Parks(a)	225,689	18,872,114

	Number of Shares	Value
SL Green Realty Corp.(a),(b)	467,144	$47,004,029
		245,748,610
RESIDENTIAL—APARTMENT 15.5%
Apartment Investment & Management Co.(a),(b)	591,704	17,881,295
AvalonBay Communities(a)	136,572	17,934,635
Education Realty Trust(a)	1,700,866	16,787,548
Equity Residential(a),(b)	1,557,715	90,331,893
Essex Property Trust(a)	107,267	18,240,753
UDR(a),(b)	1,378,757	35,613,293
		196,789,417
SELF STORAGE 9.4%
CubeSmart(a),(b)	838,238	14,384,164
Extra Space Storage	351,201	17,036,760
Public Storage(a),(b)	410,542	69,172,222
Sovran Self Storage	266,329	19,561,865
		120,155,011
SHOPPING CENTERS 28.3%
COMMUNITY CENTER 8.7%
Kimco Realty Corp.(a),(b)	1,806,388	39,523,769
Ramco-Gershenson Properties Trust	926,603	15,103,629
Regency Centers Corp.(a),(b)	515,720	26,332,663
Tanger Factory Outlet Centers	255,173	8,931,055
Weingarten Realty Investors	679,434	20,383,020
		110,274,136
FREE STANDING 1.3%
Realty Income Corp.	398,296	16,274,375

REGIONAL MALL 18.3%
General Growth Properties(a),(b)	1,377,282	30,300,204
Glimcher Realty Trust(a)	1,900,405	19,061,062
Macerich Co. (The)(a),(b)	570,512	35,560,013
Simon Property Group(a),(b)	796,771	130,670,444
Taubman Centers	245,157	17,354,664
		232,946,387
TOTAL SHOPPING CENTERS		359,494,898

SPECIALTY 2.5%
Digital Realty Trust(a),(b)	548,761	29,128,234

	Number of Shares	Value
Weyerhaeuser Co.	98,665	$2,895,818
		32,024,052
TOTAL COMMON STOCK (Identified cost—$1,034,548,107)		1,413,815,573

PREFERRED SECURITIES—$25 PAR VALUE 15.9%
BANKS 0.3%
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)	3,000	3,870,030

BANKS—FOREIGN 0.6%
Barclays Bank PLC, 8.125%, Series V (United Kingdom)	300,000	7,803,000

INSURANCE 0.9%
MULTI-LINE 0.2%
Hartford Financial Services Group, 7.875%, due 4/15/42	70,000	2,073,400

MULTI-LINE—FOREIGN 0.7%
ING Groep N.V., 7.05% (Netherlands)(a)	205,000	5,295,150
ING Groep N.V., 7.375% (Netherlands)	139,904	3,571,749
		8,866,899
TOTAL INSURANCE		10,940,299

REAL ESTATE 14.1%
DIVERSIFIED 3.8%
Colony Financial, 8.50%, Series A(a)	364,975	9,463,802
Duke Realty Corp., 6.50%, Series K	200,000	4,858,000
DuPont Fabros Technology, 7.875%, Series A(a)	200,000	5,050,000
DuPont Fabros Technology, 7.625%, Series B(a)	230,000	5,768,400
EPR Properties, 9.00%, Series E (Convertible)(a)	191,000	5,863,700
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	3,582,925
National Retail Properties, 5.70%	99,783	2,089,456
NorthStar Realty Finance Corp., 8.50%, Series D	168,900	4,203,921
Urstadt Biddle Properties, 7.125%, Series F(c)	106,600	2,617,030
Vornado Realty Trust, 6.625%, Series I	110,000	2,747,800
Winthrop Realty Trust, 7.75%, due 8/15/22	100,000	2,574,000
		48,819,034
HOTEL 3.2%
Ashford Hospitality Trust, 9.00%, Series E(a)	405,000	10,898,550
Chesapeake Lodging Trust, 7.75%, Series A(a)	200,000	5,188,000
Hersha Hospitality Trust, 8.00%, Series B(a)	150,000	3,825,000
Hospitality Properties Trust, 7.125%, Series D	123,725	3,136,429
LaSalle Hotel Properties, 7.25%, Series G	122,162	3,098,028

	Number of Shares	Value
Pebblebrook Hotel Trust, 7.875%, Series A(a)	220,000	$5,704,600
Pebblebrook Hotel Trust, 6.50%, Series C	160,000	3,571,200
Sunstone Hotel Investors, 8.00%, Series D(a)	180,000	4,644,000
		40,065,807
INDUSTRIALS 0.8%
First Potomac Realty Trust, 7.75%, Series A(a)	130,000	3,285,100
Monmouth Real Estate Investment Corp., 7.63%, Series A(c)	200,000	5,024,000
Monmouth Real Estate Investment Corp., 7.875%, Series B(c)	80,000	2,050,400
		10,359,500
OFFICE 1.5%
American Realty Capital Properties, 6.70%, Series F	562,494	12,807,989
Corporate Office Properties Trust, 7.375%, Series L(a)	160,000	4,070,400
Hudson Pacific Properties, 8.375%, Series B	90,000	2,358,000
		19,236,389
RESIDENTIAL 1.3%
APARTMENT 0.4%
Alexandria Real Estate Equities, 7.00%, Series D(a)	199,200	5,352,504

MANUFACTURED HOME 0.9%
Campus Crest Communities, 8.00%, Series A(a)	337,126	8,478,719
Equity Lifestyle Properties, 6.75%, Series C	115,994	2,830,254
		11,308,973
TOTAL RESIDENTIAL		16,661,477

SHOPPING CENTERS 3.5%
COMMUNITY CENTER 1.9%
Cedar Realty Trust, 7.25%, Series B(a)	160,000	3,761,600
DDR Corp., 7.375%, Series H	76,284	1,917,780
DDR Corp., 6.50%, Series J(a)	340,000	8,180,400
Kite Realty Group Trust, 8.25%, Series A	140,000	3,599,400
Regency Centers Corp., 6.625%, Series 6	200,000	4,760,000
Weingarten Realty Investors, 6.50%, Series F	53,571	1,322,132
		23,541,312
REGIONAL MALL 1.6%
CBL & Associates Properties, 7.375%, Series D(a)	546,988	13,745,808
General Growth Properties, 6.375%, Series A	120,644	2,800,147
Pennsylvania REIT, 8.25%, Series A	159,000	4,121,280

	Number of Shares	Value
Simon Property Group, 8.375%, Series J ($50 Par Value)(c)	2,700	$172,463
		20,839,698
TOTAL SHOPPING CENTERS		44,381,010
TOTAL REAL ESTATE		179,523,217
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$189,168,482)		202,136,546

PREFERRED SECURITIES—CAPITAL SECURITIES 7.4%
BANKS 0.6%
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,276,875

BANKS—FOREIGN 4.8%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (Spain)	1,800,000	2,505,807
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(d)	6,400,000	6,950,003
Barclays PLC, 8.00% (United Kingdom) (EUR)	2,150,000	3,124,854
Barclays PLC, 8.25% (United Kingdom)(a)	4,001,000	4,208,492
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(g)	5,400,000	6,203,250
Credit Agricole SA, 7.875%, 144A (France)(g)	2,332,000	2,466,090
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(a),(g)	4,500,000	5,158,125
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(g)	3,291,000	3,578,995
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(g)	8,500,000	9,690,000
HBOS Capital Funding LP, 6.85% (United Kingdom)	7,200,000	7,254,900
KBC Bank NV, 8.00%, due 1/25/23 (Belgium)	4,600,000	5,175,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	4,000,000	4,320,000
		60,635,516
FINANCE 0.2%
Trust F/1401, due 1/30/44, 144A (Mexico)(g)	3,000,000	3,015,000

INSURANCE 1.8%
LIFE/HEALTH INSURANCE 0.3%
Provident Financing Trust I, 7.405%, due 3/15/38	3,650,000	4,106,250

LIFE/HEALTH INSURANCE—FOREIGN 0.6%
La Mondiale Vie, 7.625% (France)	7,250,000	7,929,687

PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(g)	3,525,000	3,930,375

REINSURANCE—FOREIGN 0.6%
Catlin Insurance Co., 7.249%, 144A (Bermuda)(a),(g)	6,640,000	6,905,600

TOTAL INSURANCE			$22,871,912
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$85,327,391)			93,799,303

		Principal Amount	Value
CORPORATE BOND—REAL ESTATE—SHOPPING CENTERS 0.4%
General Shopping Finance Ltd., 10.00%, 144A (Cayman Islands)(c),(g)		$6,657,000	5,308,957
TOTAL CORPORATE BONDS (Identified cost—$6,657,000)			5,308,957

		Number of Shares
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(h)		3,600,000	3,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,600,000)			3,600,000
TOTAL INVESTMENTS (Identified cost—$1,319,300,980)	135.1%		1,718,660,379

WRITTEN CALL OPTIONS	0.0		(1,117)

LIABILITIES IN EXCESS OF OTHER ASSETS	(35.1)		(446,877,902)

NET ASSETS (Equivalent to $11.60 per share based on 109,646,321 shares of common stock outstanding)	100.0%		$1,271,781,360

		Number of Contracts
WRITTEN CALL OPTIONS 0.0%
Gramercy Property Trust, USD Strike Price 5.73, 4/17/14		5,881	$(1,117)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$117,914)			$(1,117)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $961,681,573  in aggregate has been pledged as collateral.

(b)    A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $418,816,864 in aggregate has been rehypothecated.

(c)     Illiquid security. Aggregate holdings equal 1.2% of the net assets of the Fund.

(d)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.5% of the net assets of the Fund.

(e)     Non-income producing security.

(f)      All or a portion of the security is pledged as collateral in connection with written option contracts. $304,440 in aggregate has been pledged as collateral.

(g)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.6% of the net assets of the Fund, of which 0.4% are illiquid.

(h)    Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. As of March 31, 2014, there were $5,352,504 of securities transferred between Level 1 and Level 2, which resulted primarily from a change in the use of an evaluated mean price, supplied by an independent pricing service, to an exchange traded price for one security.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock - Real Estate - Diversified	$121,282,213	$121,282,213	$—	$—	(a)
Common Stock - Other Industries	1,292,533,360	1,292,533,360	—	—
Preferred Securities - $25 Par Value	202,136,546	202,136,546	—	—
Preferred Securities - Capital Securities	93,799,303	—	93,799,303	—
Corporate Bonds	5,308,957	—	5,308,957	—
Money Market Funds	3,600,000	—	3,600,000	—
Total Investments(b)	$1,718,660,379	$1,615,952,119	$102,708,260	$—
Written Call Option	$(1,117)	—	$(1,117)	$—
Total Depreciation In Other Financial Instruments(b)	$(1,117)	—	$(1,117)	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - Real Estate - Industrials
Balance as of December 31, 2013	$8,471,421
Change in unrealized appreciation (depreciation)	(270,349)
Transfers out of Level 3(a)	(8,201,072)
Balance as of March 31, 2014	$—

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $0.

(a) As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2014, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. At March 31, 2014, the Fund did not have any written option contracts outstanding.

Transactions in written options during the three months ended March 31, 2014, were as follows:

Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	5,881	$117,914
Options written	—	—
Options expired	—	—
Options terminated in closing transactions	—	—
Options exercised	—	—
Options outstanding at March 31, 2014	5,881	$117,914

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,319,300,980
Gross unrealized appreciation	$406,850,855
Gross unrealized depreciation	(7,491,456)
Net unrealized appreciation	$399,359,399

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 23, 2014